Borrowings Under Financing Arrangements (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Nov. 01, 2021	Aug. 14, 2020	Dec. 31, 2021	Dec. 31, 2022
Borrowings Under Financing Arrangements (Details) [Line Items]
Aggregate amount			¥ 5,000
Haier Financial Leasing Co., Ltd. [Member]
Borrowings Under Financing Arrangements (Details) [Line Items]
Leaseback contracts		¥ 60,000
Effective interest rate		7.40%
Liability accrued interest		¥ 57,800
Sale leaseback balance value			29,256	¥ 3,366
Deposits returned				1,700
Chengtai Finance Leasing (Shanghai) Co., LTD [Member]
Borrowings Under Financing Arrangements (Details) [Line Items]
Leaseback contracts	¥ 55,000
Effective interest rate	10.80%
Liability accrued interest	¥ 51,750
Sale leaseback balance value			¥ 55,000	¥ 42,161